Taxes (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 CNY (¥)
Taxes [Line Items]
Tax rate, percentage	1.00%	1.00%	1.00%	3.00%	3.00%
Income tax rate, percentage	25.00%	25.00%	25.00%
Enterprise income tax, description	During the years ended December 31, 2022 and 2021, Xinjiang United Family and its three branch offices qualified as small-scaled minimal profit enterprises. Based on the EIT Law of PRC, and according to the Announcement on Implementing the Preferential Income Tax Policies for Small-Scale Minimal Profit Enterprise and Individually-Owned Businesses on April 2, 2021, the portion of their taxable income not more than RMB1 million is further reduced to 2.5% during the period from January 1, 2021 to December 31, 2022 and the portion between RMB1 million and RMB3 million remained at a reduced rate of 10%. According to the Announcement on Implementing the Preferential Income Tax Policies for Small-Scale Minimal Profit Enterprise on March 14, 2022 and March 26, 2023, the taxable income not more than RMB3 million is subject to a reduced rate of 5% during the period from January 1, 2023 to December 31, 2024. During the year ended December 31, 2023, Xinjiang United Family and all its four branch offices did not qualify as small-scaled minimal profit enterprises and subjected to 25% income tax rate.	During the years ended December 31, 2022 and 2021, Xinjiang United Family and its three branch offices qualified as small-scaled minimal profit enterprises. Based on the EIT Law of PRC, and according to the Announcement on Implementing the Preferential Income Tax Policies for Small-Scale Minimal Profit Enterprise and Individually-Owned Businesses on April 2, 2021, the portion of their taxable income not more than RMB1 million is further reduced to 2.5% during the period from January 1, 2021 to December 31, 2022 and the portion between RMB1 million and RMB3 million remained at a reduced rate of 10%. According to the Announcement on Implementing the Preferential Income Tax Policies for Small-Scale Minimal Profit Enterprise on March 14, 2022 and March 26, 2023, the taxable income not more than RMB3 million is subject to a reduced rate of 5% during the period from January 1, 2023 to December 31, 2024. During the year ended December 31, 2023, Xinjiang United Family and all its four branch offices did not qualify as small-scaled minimal profit enterprises and subjected to 25% income tax rate.	During the years ended December 31, 2022 and 2021, Xinjiang United Family and its three branch offices qualified as small-scaled minimal profit enterprises. Based on the EIT Law of PRC, and according to the Announcement on Implementing the Preferential Income Tax Policies for Small-Scale Minimal Profit Enterprise and Individually-Owned Businesses on April 2, 2021, the portion of their taxable income not more than RMB1 million is further reduced to 2.5% during the period from January 1, 2021 to December 31, 2022 and the portion between RMB1 million and RMB3 million remained at a reduced rate of 10%. According to the Announcement on Implementing the Preferential Income Tax Policies for Small-Scale Minimal Profit Enterprise on March 14, 2022 and March 26, 2023, the taxable income not more than RMB3 million is subject to a reduced rate of 5% during the period from January 1, 2023 to December 31, 2024. During the year ended December 31, 2023, Xinjiang United Family and all its four branch offices did not qualify as small-scaled minimal profit enterprises and subjected to 25% income tax rate.
Tax rate	0.50%	0.50%	0.50%
Income tax assessed rate, percentage	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Total tax exemption (in Dollars) | $	$ 17,303			$ 15,711		$ 15,001
U.S. federal corporate income tax rate, percentage	21.00%	21.00%	21.00%
Favorable tax rate, percentage	25.00%	25.00%	25.00%	2.50%	2.50%	2.50%	2.50%
Effect of favorable tax rate (in Dollars per share) | $ / shares	$ 0.03			$ 0.02		$ 0.05
Cumulative NOL (in Dollars) | $	$ 2,882,465			$ 11,907,922
Allowance for deferred tax assets	100.00%	100.00%	100.00%	100.00%	100.00%
Minimum [Member]
Taxes [Line Items]
Income tax assessed (in Yuan Renminbi)					¥ 33,000		¥ 180,000
Maximum [Member]
Taxes [Line Items]
Income tax assessed (in Yuan Renminbi)					¥ 180,000		¥ 25,000
Hong Kong [Member]
Taxes [Line Items]
Tax rate, percentage	8.25%	8.25%	8.25%
Assessable profit, percentage	16.50%	16.50%	16.50%
Hong Kong [Member] | Minimum [Member]
Taxes [Line Items]
Assessable profits (in Dollars) | $			$ 2,000,000
Hong Kong [Member] | Maximum [Member]
Taxes [Line Items]
Assessable profits (in Dollars) | $			$ 2,000,000
PRC [Member]
Taxes [Line Items]
Income tax assessed rate, percentage				0.50%	0.50%
PRC [Member] | Minimum [Member]
Taxes [Line Items]
Income tax assessed (in Yuan Renminbi)					¥ 33,000
PRC [Member] | Maximum [Member]
Taxes [Line Items]
Income tax assessed (in Yuan Renminbi)					¥ 180,000
United States [Member]
Taxes [Line Items]
Tax rates and tax exemption amount (in Dollars) | $	$ 339,626			$ 223,920		$ 494,744
Cumulative NOL (in Dollars) | $	13,920,136
Additional NOL (in Dollars) | $	$ 2,012,214
UFG Entities [Member]
Taxes [Line Items]
Income tax assessed rate, percentage						0.50%	0.50%
UFG Entities [Member] | Minimum [Member]
Taxes [Line Items]
Income tax assessed (in Yuan Renminbi)		¥ 33,000					¥ 180,000
UFG Entities [Member] | Maximum [Member]
Taxes [Line Items]
Income tax assessed (in Yuan Renminbi)		¥ 180,000					¥ 25,000
UFG Entities [Member] | PRC [Member]
Taxes [Line Items]
Income tax assessed rate, percentage	0.50%	0.50%	0.50%
UFG Entities [Member] | PRC [Member] | Minimum [Member]
Taxes [Line Items]
Income tax assessed (in Yuan Renminbi)		¥ 33,000
UFG Entities [Member] | PRC [Member] | Maximum [Member]
Taxes [Line Items]
Income tax assessed (in Yuan Renminbi)		¥ 180,000